Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes

Note 10 — Income Taxes

The components of the provision for income taxes from continuing operations for the years ended December 31 were as follows:

	2011	2010	2009
Current:
Federal	$572	$545	$592
State and other	108	136	134

	680	681	726

Deferred:
Federal	80	160	(154)
State and other	20	27	(5)

	100	187	(159)

	$780	$868	$567

Significant components of deferred tax assets and liabilities for the years ended December 31 included the following:

	2011	2010
Deferred tax assets:
Pension and other postretirement liabilities	$707	$714
Tobacco settlement accruals	1,006	1,031
Other accrued liabilities	81	70
Other noncurrent liabilities	154	141

Subtotal	1,948	1,956
Less: valuation allowance	(33)	—

	1,915	1,956

Deferred tax liabilities:
LIFO inventories	(162)	(200)
Property and equipment	(239)	(218)
Trademarks and other intangibles	(950)	(978)
Other	(130)	(132)

	(1,481)	(1,528)

Net deferred tax asset	$434	$428

The current and noncurrent components of deferred tax assets and liabilities for the years ended December 31 were as follows:

	2011	2010
Current deferred tax assets	$945	$946
Noncurrent deferred tax liabilities	(511)	(518)

	$434	$428

At December 31, 2011, RAI had a $95 million federal capital loss carryforward resulting from the February 28, 2011, sale of Lane. The federal capital loss carryforward expires in 2016 and can be utilized only to the extent net capital gains are generated during the carryforward period.

In 2011, a $33 million valuation allowance was established to fully offset a deferred tax asset related to the federal capital loss carryforward. RAI believes it is unlikely that this deferred tax asset will be realized through the expected generation of future net capital gains. No valuation allowance was established on other deferred tax assets as of the year ended December 31, 2011 or 2010, as RAI believes it is more likely than not that all of such deferred tax assets will be realized through the expected generation of future taxable income.

Pre-tax income for domestic and foreign operations for the years ended December 31 consisted of the following:

	2011	2010	2009
Domestic (includes U.S. exports)	$2,157	$2,204	$1,495
Foreign	29	1	27

	$2,186	$2,205	$1,522

The differences between the provision for income taxes from continuing operations and income taxes computed at statutory U.S. federal income tax rates for the years ended December 31 were as follows:

	2011	2010	2009
Income taxes computed at statutory U.S. federal income tax rates	$765	$771	$533
State and local income taxes, net of federal tax benefits	96	101	80
Domestic manufacturing deduction	(60)	(54)	(41)
Other items, net	(21)	50	(5)

Provision for income taxes from continuing operations	$780	$868	$567

Effective tax rate	35.7%	39.4%	37.3%

The effective tax rate for 2011 was favorably impacted by a $22 million decrease in tax attributable to the reversal of tax reserves and interest on a state statute expiration. The effective tax rate for 2010 was unfavorably impacted by a $27 million increase in tax attributable to the Patient Protection and Affordable Care Act of 2010 and the Health Care and Education Reconciliation Act of 2010. The effective tax rate for 2009 was unfavorably impacted by increases in unrecognized income tax benefits and increases in tax attributable to accumulated and undistributed foreign earnings.

At December 31, 2011, there were $445 million of accumulated and undistributed foreign earnings. Of this amount, RAI has invested $68 million and has plans to invest $15 million overseas. RAI has recorded deferred income taxes of $129 million on the $362 million of accumulated earnings in excess of its historical and planned overseas investments.

The deferred tax benefits included in accumulated other comprehensive loss were $268 million for retirement benefits and $19 million for unrealized losses on long-term investments as of December 31, 2011, and were $173 million for retirement benefits and $13 million for unrealized losses on long-term investments as of December 31, 2010.

The gross accruals for unrecognized income tax benefits, including interest and penalties, reflected in other noncurrent liabilities were $165 million and $193 million at December 31, 2011 and 2010, respectively. RAI accrues interest and penalties related to accruals for income taxes and reflects these amounts in income tax expense. The gross amount of interest accrued at December 31, 2011 and 2010, was $28 million and $57 million, respectively. The gross amount of penalties accrued at December 31, 2011 and 2010 was $10 million and $9 million, respectively.

A reconciliation of the unrecognized gross tax benefits is as follows:

	2011	2010	2009
Balance at beginning of year	$127	$94	$97
Gross increases related to current period tax positions	6	37	6
Gross increases related to tax positions in prior periods	1	4	3
Gross decreases related to tax positions in prior periods	(1)	(1)	(4)
Gross increases (decreases) related to audit settlements	1	(4)	(3)
Gross decreases related to lapse of applicable statute of limitations	(6)	(3)	(5)

Balance at end of year	$128	$127	$94

At December 31, 2011, $110 million of unrecognized tax benefits including interest and penalties, if recognized, would decrease RAI’s effective tax rate.

RAI and its subsidiaries are subject to income taxes in the United States, certain foreign jurisdictions and multiple state jurisdictions. A number of years may elapse before a particular matter, for which RAI has established an accrual, is audited and finally resolved. The number of years with open tax audits varies depending on the tax jurisdiction. RAI’s major taxing jurisdictions and related open tax audits are discussed below.

RAI filed a federal consolidated income tax return for the years through 2010. The statute of limitations remains open for the years 2007 through 2010. There are no IRS examinations scheduled at this time for these open years.

In 2007, the State of North Carolina completed its examination of RJR Tobacco for years 2000 through 2002 and issued a total assessment of $37 million. The state concluded that the returns filed by RJR Tobacco did not reflect the company’s true net earnings as defined by North Carolina statutes. RJR Tobacco filed a protest in January 2008. RJR Tobacco will continue to work with North Carolina to resolve issues identified and assessed for years 2000 through 2002. In the event a complete resolution of this audit is reached during the next 12 months, RJR Tobacco could recognize additional expense of up to $12 million, inclusive of tax, interest, net of federal benefit, and penalties.